Financial Instruments and Related Disclosures - Summary of Effectiveness of Hedging Relationships and Amounts Reclassified from Hedging Reserve to Profit or Loss (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Variability in cash flows [member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	£ 3	£ (7)
Amount of hedge ineffectiveness recognised in profit or loss	£ 0
Line item in profit or loss in which hedge ineffectiveness is included	Finance income/ (expense)	Finance income/ (expense)
As hedged item affects profit or loss	£ 0	£ (2)
Line item in which reclassification adjustment is included	Finance income/ (expense)	Finance income/ (expense)
Pre-hedging of long-term interest rates [member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	£ (7)	£ (12)
Amount of hedge ineffectiveness recognised in profit or loss	£ 0
Line item in profit or loss in which hedge ineffectiveness is included	Finance income/ (expense)	Finance income/ (expense)
As hedged item affects profit or loss	£ 3	£ 3
Line item in which reclassification adjustment is included	Finance income/ (expense)	Finance income/ (expense)
Cash Flow Hedges [member] | Foreign Exchange Contracts [member] | Variability in cash flows from a highly probable forecast transaction [member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	£ (15)
Amount of hedge ineffectiveness recognised in profit or loss	£ 7	£ (7)
Line item in profit or loss in which hedge ineffectiveness is included	Other operating income/ (expense)	Other operating income/ (expense)
As hedged item affects profit or loss	£ 51
Line item in which reclassification adjustment is included	Other operating income/ (expense)	Other operating income/ (expense)
Cash Flow Hedges [member] | Foreign Exchange Contracts [member] | Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued [member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves		£ 1
Line item in profit or loss in which hedge ineffectiveness is included	Finance income/ (expense)	Finance income/ (expense)
Line item in which reclassification adjustment is included	Finance income/ (expense)	Finance income/ (expense)
Hedges of net investment in foreign operations [member] | Foreign Exchange Contracts [member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	£ (903)	£ 987
Line item in profit or loss in which hedge ineffectiveness is included	Finance income/ (expense)	Finance income/ (expense)
Line item in which reclassification adjustment is included	Finance income/ (expense)	Finance income/ (expense)